Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 286,473	$ 16,164
Accounts receivable, net		5,328	9,477
Materials and supplies		3,929	8,344
Prepaid expenses and other current assets		15,457	6,229
Total current assets		311,187	40,214
Property and equipment, net		24,022	18,313
Operating right-of-use assets, net		25,743	6,949
Intangible assets, net		4,961	5,128
Long-term deposits		9,876	0
Total assets		375,789	70,604
Current liabilities:
Accounts payable		10,455	2,802
Accrued expenses and other current liabilities		12,764	2,191
Deferred revenue		343	544
Deferred grant income		1,497	492
Short-term operating lease liabilities		1,482	1,074
Current portion of long-term debt		264	0
Warrant liabilities		0	1,874
Total current liabilities		26,805	8,977
Long-term operating lease liabilities		26,035	7,185
Long-term debt		33,008	29,998
Total liabilities		85,848	46,160
Commitments and contingencies (note 16)
Shareholders’ equity:
Old Xanadu convertible preferred shares, no par value, 204,286,254 shares authorized, 199,930,069 issued and outstanding at December 31, 2025	[1]	0	213,002
Common shares		575,526
Additional paid-in capital		16,494	10,151
Accumulated deficit		(302,561)	(206,303)
Accumulated other comprehensive income		482	9
Total shareholders’ equity		289,941	24,444	[2]
Total liabilities and shareholders’ equity		375,789	70,604
Old Xanadu Common Shares
Shareholders’ equity:
Common shares	[1]	0	7,585
Common Shares (Class A & B)
Shareholders’ equity:
Common shares		$ 575,526	$ 0

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.